DEBT AND OTHER OBLIGATIONS - DOLLAR THRIFTY (Details)											9 Months Ended	12 Months Ended			9 Months Ended		9 Months Ended	12 Months Ended					3 Months Ended	9 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended		9 Months Ended					12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Aug. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc USD ($)	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Asset-backed medium-term notes USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Asset-backed medium-term notes USD ($)	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc Asset-backed medium-term notes USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Asset-backed medium-term notes Series 2011-2 notes (matures May 2015) USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Asset-backed medium-term notes Series 2011-2 notes (matures May 2015) USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Asset-backed medium-term notes Series 2011-2 notes (matures May 2015) Maximum	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Asset-backed medium-term notes Series 2011-2 notes (matures May 2015) Maximum	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Asset-backed medium-term notes Series 2011-2 notes (matures May 2015) Minimum USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Asset-backed medium-term notes Series 2011-2 notes (matures May 2015) Minimum	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Asset-backed medium-term notes Series 2011-1 notes (matures February 2015) USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Asset-backed medium-term notes Series 2011-1 notes (matures February 2015) USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Asset-backed medium-term notes Series 2011-1 Class A Notes USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Asset-backed medium-term notes Series 2011-1 Class A Notes USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Asset-backed medium-term notes Series 2011-1 Class B Notes USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Asset-backed medium-term notes Series 2011-1 Class B Notes USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Asset-backed medium-term notes Series 2007-1 notes (matures July 2012) USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Asset-backed medium-term notes Series 2007-1 notes (matures July 2012) USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Asset-backed medium-term notes Series 2007-1 notes (matures July 2012) USD ($)	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc Asset-backed medium-term notes Series 2007-1 notes (matures July 2012) USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Series 2010-3 variable funding note USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Series 2010-3 variable funding note	Sep. 29, 2011 Dollar Thrifty Automotive Group Inc Series 2010-3 variable funding note USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Series 2010-3 variable funding note Commercial paper rate	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Series 2010-3 variable funding note Commercial paper rate	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Series 2010-3 variable funding note LIBOR	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Series 2010-3 variable funding note LIBOR	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Series 2010-3 variable funding note Eurodollar	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Series 2010-3 variable funding note Eurodollar	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Series 2010-3 variable funding note Maximum	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Series 2010-3 variable funding note Maximum	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Series 2010-3 variable funding note Minimum USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Series 2010-3 variable funding note Minimum	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc CAD Series 2012-1 note (Canadian fleet financing) (matures August 2014) USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc CAD Series 2012-1 note (Canadian fleet financing) (matures August 2014) CAD	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc CAD Series 2012-1 note (Canadian fleet financing) (matures August 2014) Commercial paper rate	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc CAD Series 2012-1 note (Canadian fleet financing) (matures August 2014) One-month rate for Canadian dollar	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc New Revolving Credit Facility USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc New Revolving Credit Facility	Feb. 16, 2012 Dollar Thrifty Automotive Group Inc New Revolving Credit Facility USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc New Revolving Credit Facility U.S. enhancement USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc New Revolving Credit Facility General purpose enhancements USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc New Revolving Credit Facility LIBOR	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc New Revolving Credit Facility LIBOR	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc New Revolving Credit Facility Maximum USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc New Revolving Credit Facility Maximum USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc New Revolving Credit Facility Maximum LIBOR	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc New Revolving Credit Facility Minimum USD ($)	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc New Revolving Credit Facility Minimum USD ($)	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc New Revolving Credit Facility Minimum LIBOR
Debt and other obligations
Debt and other obligations, before discounts	$ 950,000,000	$ 1,419,000,000		$ 0				$ 900,000,000	$ 1,400,000,000	$ 1,000,000,000	$ 400,000,000	$ 400,000,000					$ 500,000,000	$ 500,000,000							$ 500,000,000	$ 500,000,000
Discounts on asset-backed medium-term notes								(32,000)	(45,000)
Total debt and other obligations	15,876,109,000	15,014,474,000		10,907,849,000	1,481,137,000	1,399,955,000	1,397,243,000	899,968,000	1,399,955,000	1,000,000,000																500,000,000	510,000,000													71,169,000
Amount of debt issued											400,000,000	400,000,000					500,000,000	500,000,000	420,000,000	420,000,000	80,000,000	80,000,000
Interest rate (as a percent)											3.21%	3.21%					2.81%	2.81%	2.51%	2.51%	4.38%	4.38%
Principal payments																							83,300,000	500,000,000
Amount drawn																											510,000,000													71,200,000	70,000,000
Aggregate maximum borrowings			1,950,000,000																								600,000,000		600,000,000											150,000,000						450,000,000
Repayment period											6 months	6 months					6 months	6 months									3 months	3 months												2 years	2 years
Spread (as a percent)																											1.30%													1.50%	1.50%												3.50%			3.00%
Variable rate basis																														weighted-average commercial paper rate	weighted-average commercial paper rate	floating one-month LIBOR rate	floating one-month LIBOR	Eurodollar rate	Eurodollar							weighted average commercial paper rates	one-month rate for Canadian dollar denominated bankers' acceptances						LIBOR	LIBOR
Facility commitment fee rate (as a percent)																											0.80%									0.80%				0.65%	0.65%			0.50%	0.50%
Interest rate at the end of the period (as a percent)																											1.57%													2.69%	2.69%
Leverage ratio													3.0	2.25																						2.25	3.0														3.0	3.0
Interest coverage ratio															2.0	2.00																						2.0	2.00															2.0	2.0
EBITDA requirement															75,000,000																							75,000,000																75,000,000	75,000,000
Amount of unsecured indebtedness that can be incurred																																																			400,000,000
Amount of permitted acquisitions																																																			250,000,000
Permitted investments in U.S. special-purpose financing entities (including RCFC)																																																			750,000,000
Permitted investments in Canadian special-purpose financing entities																																																			150,000,000
Restricted payments permitted, base amount																																																			300,000,000	300,000,000
Percentage of cumulative adjusted net income added to the base amount																																												50.00%	50.00%
Percentage of cumulative adjusted net loss subtracted from the base amount																																												100.00%	100.00%
Letters of credit outstanding						203,100,000																																									100,000	40,800,000
Remaining available capacity	$ 2,224,800,000	$ 2,267,200,000																																										$ 409,100,000